10-K Related-Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related-party transactions	Related-Party Transactions
Allocation of corporate expenses
Centennial and MDU Resources provide expense allocations for corporate services provided to the Company, including costs related to senior management, legal, human resources, finance and accounting, treasury, information technology, and other shared services. Some of these services will continue to be provided by the Parent and MDU Resources on a temporary basis after the Spin-Off is completed under a transition services agreement. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated $18.0 million, $15.6 million and $14.2 million, respectively, for these corporate services. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of percent of total capital invested, the percent of total average commercial paper borrowings at Centennial or other allocation methodologies that are considered to be a reasonable reflection of the utilization of the services provided to the benefits received, including the following: Number of employees paid and stated as cost per check; number of employees served; weighted factor of travel, managed units, national account spending, equipment and fleet acquisitions; purchase order dollars spent and purchase order line count; number of payments, vouchers or unclaimed property reports; labor hours; time tracked; and projected workload.
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a stand-alone public company. Actual costs that would have been incurred if the Company had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by Company employees, and strategic decisions made in areas such as selling and marketing, information technology and infrastructure. See Note 2 for further information.
Cash management and financing
Centennial has a central cash management and financing program in which the Company participates. Through the use of these programs, the Parent is able to more effectively direct and manage the daily cash requirements and financing needs for each wholly owned subsidiary through the consolidation of all cash activity at the Parent level. As cash is received and disbursed by the Parent, it is accounted for by the Company through related-party receivables and payables. The Company has related-party note agreements in place with the Parent for the financing of its capital needs. Centennial has committed to continue funding the Company through the central cash management and financing program to allow the Company to meet its obligations as they become due for at least one year and a day following the date that the consolidated financial statements are issued. As discussed in Note 1, MDU Resources announced plans to pursue a Spin-Off of the Company from MDU Resources. Upon Spin-Off, the Company plans to rely on its own credit. Interest expense in the Consolidated Statements of Operations reflects the allocation of interest on borrowing and funding related to these note agreements. The Company’s cash that was not included in the central cash management program is classified as cash and cash equivalents on the Balance Sheet. See Note 2 for further information.
Related-party notes payable
Centennial enters into short-term and long-term borrowing arrangements for the benefit of certain subsidiaries of the Company. The Company has access to borrowings by participation in Centennial’s commercial paper program, as well as a centralized cash management program at Centennial. These borrowings have been included in both current and noncurrent liabilities in related-party notes payable in the consolidated balance sheets. Intercompany short-term and long-term borrowing arrangements at December 31 was as follows:

	Weighted average Interest rate at December 31, 2022	2022	2021
		(In thousands)
Centennial term loan agreements with maturities ranging from March 17, 2023 to December 18, 2023	5.44%	$208,000	$—
Centennial senior notes with maturities ranging from June 27, 2023 to April 4, 2034	4.34%	410,000	368,000
Borrowing arrangements under Centennial commercial paper program, supported by Centennial’s credit agreements	5.27%	66,449	315,457
Total long-term related-party notes payable		684,449	683,457
Less: current maturities		238,000	108,000
Net long-term related-party notes payable		$446,449	$575,457
The amounts of scheduled long-term related-party note maturities for the five years and thereafter following December 31, 2022, aggregate $30.0 million in 2023; $66.4 million in 2024; $10.0 million in 2025; $0 in 2026; $65.0 million in 2027 and $305.0 million thereafter.
Certain debt instruments of Centennial, including those discussed below, contain restrictive covenants and cross-default provisions. In order to borrow under the respective credit agreements Centennial and its subsidiaries must be in compliance with the applicable covenants and certain other conditions. In the event Centennial and its subsidiaries do not comply with the applicable covenants and other conditions, alternative sources of funding may need to be pursued.
Centennial’s revolving credit agreement contains customary covenants and provisions, including a covenant of Centennial not to permit, as of the end of any fiscal quarter, the ratio of total consolidated debt to total consolidated capitalization to be greater than 65 percent. Other covenants include restricted payments, restrictions on the sale of certain assets, limitations on subsidiary indebtedness, minimum consolidated net worth, limitations on priority debt and the making of certain loans and investments.
Certain of Centennial’s financing agreements contain cross-default provisions. These provisions state that if Centennial or any subsidiary of Centennial fails to make any payment with respect to any indebtedness or contingent obligation, in excess of a specified amount, under any agreement that causes such indebtedness to be due prior to its stated maturity or the contingent obligation to become payable, the applicable agreements will be in default.
Related-party transactions
The Company provides contracting services to MDU Resources and affiliated companies. The amount charged for these services was $1.0 million, $624,000 and $417,000 in 2022, 2021 and 2020, respectively. Related-party transactions that are expected to be settled in cash have been included as related-party receivables or payables in the Consolidated Balance Sheets. Related-party transactions that are not expected to be settled in cash have been included within Other paid-in capital in the Consolidated Balance Sheets. See Note 2 for further information.
Related-party transactions
Transition services agreements
As part of the Separation, MDU Resources is providing transition services to the Company and the Company is providing transition services to MDU Resources in accordance with the Transition Services Agreement entered into on May 30, 2023. For the three and six months ended June 30, 2023, the Company paid $599,000 and received $277,000 related to these activities. The majority of the transition services are expected to be completed over a period of one year, but no longer than two years after the Separation.
Related-party notes payable
The related-party notes payable to Centennial at May 30, 2023, was $889.7 million. As part of the Separation, Centennial made an equity contribution to the Company to release the Company of its obligation related to the outstanding notes payable. Also as part of the Separation, the Company issued $425.0 million of 7.75 percent senior notes due May 1, 2031, a credit agreement consisting of a $275.0 million term loan and a $350.0 million revolving credit facility, of which $190.0 million was drawn down at the time of the Separation. On May 31, 2023, the Company paid a dividend of $825.0 million from these proceeds to Centennial, which Centennial used to repay a portion of the Company's outstanding indebtedness. These transactions resulted in the Company receiving a net equity contribution of $64.7 million and is reflected as “Net transfers from Centennial and MDU Resources including separation adjustments” in the Consolidated Statement of Equity. Refer to Note 12 for additional information on the debt facilities entered into in connection with the Separation.
For additional information on the presentation of related-party transactions, see Note 2.